UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3130 Fairview Park Drive, Suite 130

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3130 Fairview Park Drive

Suite 130

Falls Church, VA 22042

(Name and address of agent for service)

With copies to:

Donald S. Mendelsohn, Esq.

Thompson Hine LLP

312 Walnut Street

Suite 1400

Cincinnati, OH 45202

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: June 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

AZZAD FUNDS

ANNUAL REPORT

June 30, 2003

(Unaudited)

AZZAD®

Azzad Ethical Income Fund

The performance for the Azzad Income Fund for the second quarter of 2003 improved significantly over the first quarter’s performance.  For the three months ended June 30, 2003, the Azzad Income Fund returned 7.9% versus 0.5% for the first quarter of 2003.  During the first six months of 2003, the fund has returned 8.4%.

The best performing sectors for the fund in the quarter ended June 30, 2003 were Telecommunications Services, Industrials, and Information Technology, each up 16.2%, 11.9%, and 11.3% respectively.  During the second quarter, investors rushed into stocks which they considered most geared to the U.S. economic recovery.  In the Telecommunications sector, SBC Communications was up 29.3% partly due to the strong performance at its subsidiary, Cingular Wireless.  The fund’s exposure in the Industrial sector was helped by United Technologies and Honeywell International which were up 23.1% and 26.7% respectively.  Both stand to benefit from an increase in defense spending and from the competitive advantage of a weaker U.S. dollar.  In the Information Technology sector, Cisco Systems and Intel were up 29.4% and 28% respectively due to renewed investor optimism.  As economic growth picks up, Cisco stands to benefit due to the expectation that capital expenditures will increase at telecommunications companies and Intel will enjoy a potential increase in demand for its semiconductor chips and related services.

Second Quarter Recap

Copyright © 2003 by Wright Investors’ Service

The second quarter of 2003 was a good one for stocks, with the S&P 500 posting its best performance since the fourth quarter of 1998. The initial trigger for the rally in stocks, which actually began in mid-March, was the expectation, since realized, that the ouster of the Saddam Hussein regime in Iraq would proceed swiftly. (Waging peace in Iraq has not gone quite as smoothly.) The market’s uptrend persisted throughout the second quarter as investors began to anticipate a pickup in the economic recovery, which had all but stalled in the build-up to war. In other words, investors started to believe that better times were finally coming – if not in the second quarter then in the second half of the year. There were some good reasons for this optimism. The economic fallout from the relatively short war looked manageable, and oil prices declined quickly once the speed of the U.S.-led coalition’s progress was apparent. The Fed was pumping liquidity through the financial system. A tax cut was anticipated – and finally passed – including a reduction in taxes on dividends. While not as comprehensive as the elimination of taxes on dividends and some capital gains that the Administration initially called for, the Tax Act of 2003 was still seen as a positive for stocks – and properly so. The Federal Reserve raised some fears midway through the quarter when it hinted at the possibility of deflation, but equity investors were able to shrug this off. Only in the final two weeks of the second quarter did the stock market’s momentum show some signs of waning.

Near-term Outlook

Copyright © 2003 by Wright Investors’ Service

So now that we are in the much anticipated “second half,” where is the recovery that was the raison d’être for the first half’s rise in stock prices? Why should we expect an uptick in economic growth? A key reason is that the Fed continues to provide significant liquidity to stimulate economic activity. In its latest assessment of the economy (after it cut the fed funds rate to 1.0% for the first time since the 1950s), the Fed said that, while upside and downside risks to growth appear about equal, it is still more worried about deflation than inflation. This appears to signal that the Fed intends to keep interest rates low for some time and is not ruling out further cuts and other actions (i.e., buying long-term Treasuries) to stimulate the economy. In our view, the chances that the economy will fall into recession and deflation, though not zero are slim. The big risk continues to be whether or not consumers, who have been driving the recovery, modest though it is, sustain the upward momentum until growth picks up in business spending. (Note that the National Bureau of Economic Research, the private group that is considered the arbiter of the nation’s business cycles, has still not declared an official end to the recession that began in March 2001.)

Jobs growth has been one of the weak spots in the economy, and as long as this jobless recovery persists, consumer spending is at some risk. While disposable personal income has been given a boost from lower taxes, and spendable income has also benefited from mortgage refinancing, wage growth has been disappointing. A year and a half after what is presumed to have been the bottom of the recession, the economy is still losing jobs. As a side effect of the strong productivity growth seen in recent years, businesses have been able to do more with less; faced with slow demand, they have cut costs by cutting jobs. There were tentative indications that the jobs market was stabilizing in June, with initial unemployment claims declining for three weeks in a row and layoffs as reported by outplacement firm Challenger, Gray and Christmas at the lowest level in three months. But the Labor Department’s employment report for June showed a 30,000 decline in jobs, with the unemployment rate rising to 6.4%, a nine-year high.

Despite the prospects for modestly better economic growth in the months ahead, a pause in the stock market’s climb, or even some giveback, wouldn’t be too surprising. Even though tested by a disappointing employment report for June, stock prices were up more than 1% in the first three days of the third quarter. The market’s ability to shrug off less-than-inspiring economic news has been impressive, although one has to be a little concerned that the market has come so far so fast. In other words, have stock prices gotten ahead of the fundamentals? Certainly, inconclusive indications on economic growth could produce a short-term hiatus in the rally. Alternately, if corporate managements over the coming weeks of prime earnings reporting season cast doubts on the double-digit earnings growth Wall Street expects for the second half, selling pressures would probably bring the rally to at least a temporary halt.

Azzad/Dow Jones Ethical Market Fund

The performance for the Azzad Market Fund for the second quarter of 2003 improved significantly over the first quarter’s performance.  For the three months ended June 30, 2003, the Azzad Market Fund returned 10.2% versus -2.8% for the first quarter of 2003.  During the first six months of 2003, the fund has returned 7.2%.

The best performing sectors for the fund in the quarter ended June 30, 2003 were Telecommunications Services, Consumer Discretionary, and Information Technology which were up 29.3%, 21.6%, and 16.2% respectively.  During the second quarter, investors rushed into stocks which they considered most geared to the U.S. economic recovery.  In the Telecommunications sector, SBC Communications was up 29.3% partly due to the strong performance at its subsidiary, Cingular Wireless.  The fund’s holdings in the Consumer Discretionary sector included both Home Depot and Target which were up 36.2% and 29.6% respectively.  Home Depot has benefited from the strong housing market in the U.S., while Target stands to benefit from an increase in consumer spending as the economy recovers.  In the Information Technology sector, Sun Microsystems and Hewlett Packard were up 42.6% and 37.5% respectively due to renewed investor optimism.  Both companies stand to benefit from a potential increase in corporate IT spending and PC demand.

Second Quarter Recap

Copyright © 2003 by Wright Investors’ Service

The second quarter of 2003 was a good one for stocks, with the S&P 500 posting its best performance since the fourth quarter of 1998. The initial trigger for the rally in stocks, which actually began in mid-March, was the expectation, since realized, that the ouster of the Saddam Hussein regime in Iraq would proceed swiftly. (Waging peace in Iraq has not gone quite as smoothly.) The market’s uptrend persisted throughout the second quarter as investors began to anticipate a pickup in the economic recovery, which had all but stalled in the build-up to war. In other words, investors started to believe that better times were finally coming – if not in the second quarter then in the second half of the year. There were some good reasons for this optimism. The economic fallout from the relatively short war looked manageable, and oil prices declined quickly once the speed of the U.S.-led coalition’s progress was apparent. The Fed was pumping liquidity through the financial system. A tax cut was anticipated – and finally passed – including a reduction in taxes on dividends. While not as comprehensive as the elimination of taxes on dividends and some capital gains that the Administration initially called for, the Tax Act of 2003 was still seen as a positive for stocks – and properly so. The Federal Reserve raised some fears midway through the quarter when it hinted at the possibility of deflation, but equity investors were able to shrug this off. Only in the final two weeks of the second quarter did the stock market’s momentum show some signs of waning.

Near-term Outlook

Copyright © 2003 by Wright Investors’ Service

So now that we are in the much anticipated “second half,” where is the recovery that was the raison d’être for the first half’s rise in stock prices? Why should we expect an uptick in economic growth? A key reason is that the Fed continues to provide significant liquidity to stimulate economic activity. In its latest assessment of the economy (after it cut the fed funds rate to 1.0% for the first time since the 1950s), the Fed said that, while upside and downside risks to growth appear about equal, it is still more worried about deflation than inflation. This appears to signal that the Fed intends to keep interest rates low for some time and is not ruling out further cuts and other actions (i.e., buying long-term Treasuries) to stimulate the economy. In our view, the chances that the economy will fall into recession and deflation, though not zero are slim. The big risk continues to be whether or not consumers, who have been driving the recovery, modest though it is, sustain the upward momentum until growth picks up in business spending. (Note that the National Bureau of Economic Research, the private group that is considered the arbiter of the nation’s business cycles, has still not declared an official end to the recession that began in March 2001.)

Jobs growth has been one of the weak spots in the economy, and as long as this jobless recovery persists, consumer spending is at some risk. While disposable personal income has been given a boost from lower taxes, and spendable income has also benefited from mortgage refinancing, wage growth has been disappointing. A year and a half after what is presumed to have been the bottom of the recession, the economy is still losing jobs. As a side effect of the strong productivity growth seen in recent years, businesses have been able to do more with less; faced with slow demand, they have cut costs by cutting jobs. There were tentative indications that the jobs market was stabilizing in June, with initial unemployment claims declining for three weeks in a row and layoffs as reported by outplacement firm Challenger, Gray and Christmas at the lowest level in three months. But the Labor Department’s employment report for June showed a 30,000 decline in jobs, with the unemployment rate rising to 6.4%, a nine-year high.

Despite the prospects for modestly better economic growth in the months ahead, a pause in the stock market’s climb, or even some giveback, wouldn’t be too surprising. Even though tested by a disappointing employment report for June, stock prices were up more than 1% in the first three days of the third quarter. The market’s ability to shrug off less-than-inspiring economic news has been impressive, although one has to be a little concerned that the market has come so far so fast. In other words, have stock prices gotten ahead of the fundamentals? Certainly, inconclusive indications on economic growth could produce a short-term hiatus in the rally. Alternately, if corporate managements over the coming weeks of prime earnings reporting season cast doubts on the double-digit earnings growth Wall Street expects for the second half, selling pressures would probably bring the rally to at least a temporary halt.

Azzad Asset Management, Inc. 3130 Fairview Park Drive Suite 130 Falls Church, VA 22042-4517 USA

Phone: 703-207-7005  Fax: 703-207-7009 E-mail: azzad@azzadfund.com   www.azzadfund.com

AZZAD INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2003

Shares	Security Description	Value
Common Stock (94.18%)

Aerospace & Defense (3.23%)
723	Honeywell, Inc.	19,412

Apparel/Accessories (1.32%)
159	Coach, Inc. *	7,908

Beverages (2.38%)
322	Pepsico, Inc.	14,329

Biotechnology & Drugs (5.33%)
194	Amgen, Inc. *	12,792
128	Barr Laboratories, Inc *	8,384
223	Watson Pharmaceuticals, Inc. *	9,003
		30,179

Communications Equipment (4.32%)
1,548	Cisco Systems, Inc. *	25,991

Communications Services (2.92%)
496	Southwestern Bell Corp.	12,673

Computer Hardware (6.94%)
551	Dell Computer Co. *	17,544
293	International Business Machines, Inc.	24,173
		41,717

Computer Services (1.92%)
279	First Data Corp.	11,562

Conglomerates (4.67%)
100	3M Company	12,898
214	United Technologies Corp.	15,158
		28,056

Diversified Chemicals (2.25%)
325	Dupont E.I. Denemours & Co.	13,533

Healthcare Facilities (1.47%)
130	Express Scripts, Inc. *	8,865

Home Improvement (2.54%)
356	Lowe's Companies, Inc.	15,290

Integrated Oil & Gas (8.54%)
146	ChevronTexaco Corporation	10,541
277	Conocophillips	15,180
713	Exxon Mobil	25,604
		51,325

Life & Health Insurance (2.92%)
238	United Health Care Corp.	11,960

Medical Drugs (18.27%)
271	Abbott Laboratories	11,859
437	Johnson & Johnson	22,593
458	Merck & Co., Inc.	27,732
867	Pfizer, Inc.	29,608
395	Wyeth	17,992
		109,784

Medical Equipment & Supplies (2.75%)
344	Medtronic, Inc.	16,502

Oil & Gas Operations (1.54%)
142	Apache Corp.	9,228

Paper & Paper Products (1.47%)
169	Kimberly Clark Corp.	8,812

Personal & Household Products (4.15%)
97	Avon Products, Inc.	6,033
212	Procter & Gamble, Co.	18,906
		24,939

Retail Stores (3.72%)
66	Autozone, Inc. *	5,014
148	Claire's Stores, Inc.	3,753
265	Kohl's Corporation *	13,615
		22,382
Retail Drug Stores (2.45%)
128	CVS Corp.	3,588
341	Walgreen Company	10,264
		13,852

Semiconductors (2.70%)
781	Intel Corp.	16,253
301	Xilinx, Inc. *	7,615
		23,868

Software & Programming (7.30%)
1,075	Microsoft Corporation	27,563
1,359	Oracle Corporation *	16,322
		43,885

TOTAL COMMON STOCKS (Cost $538,949)		566,052

OTHER ASSETS LESS LIABILITIES - 5.82%		35,002

NET ASSETS - 100.00%		$ 601,054

* Non Income Producing Securities

The accompanying notes are an integral part of the financial statements.

AZZAD DOW JONES ETHICAL MARKET FUND
SCHEDULE OF INVESTMENTS
June 30, 2003

Shares	Security Description	Value
Common Stock (83.30%)

Aerospace & Defense (2.18%)
235	Honeywell, Inc.	6,309

Beverages (3.34%)
120	Coca Cola, Co.	5,569
92	Pepsi Co, Inc.	4,094
		9,663
Biotechnology & Drugs (1.99%)
64	Amgen, Inc. *	4,220
24	Cardinal Health, Inc.	1,543
		5,763
Business Services (0.37%)
32	Automatic Data Processing	1,084

Communications Equipment (2.62%)
363	Cisco Systems, Inc. *	6,095
41	Qualcomm, Inc.	1,474
		7,569

Communication Services (4.39%)
497	Southwestern Bell Corp.	12,698

Computer Hardware (5.35%)
120	Dell Computer Co. *	3,821
139	Hewlett-Packard Co.	2,961
96	International Business Machines, Inc.	7,920
168	Sun Microsystems, Inc. *	781
		15,483
Computer Services (2.46%)
254	Electronic Data Systems	5,448
40	First Data Corp.	1,658
		7,106
Conglomerates (3.60%)
21	3M Company	2,708
116	Emerson Electric Co.	5,927
25	United Technologies	1,771
		10,406
Diversified Chemicals (2.76%)
192	Dupont E.I. Denemours & Co.	7,995

Home Improvement (1.98%)
124	Home Depot, Inc.	4,107
38	Lowe's Companies, Inc.	1,632
		5,739
Integrated Oil & Gas (10.12%)
56	ChevronTexaco Corporation	4,043
36	Conocophillips	1,973
648	Exxon Mobil	23,270
		29,286
Life & Health Insurance (0.59%)
34	United Health Care Corp.	1,709

Medical Drugs (24.36%)
80	Abbott Laboratories	3,501
409	Bristol-Myers Squibb Co.	11,104
51	Eli Lilly & Co.	3,517
265	Johnson & Johnson	13,701
217	Merck & Co., Inc.	13,139
455	Pfizer, Inc.	15,538
362	Schering-Plough Corp.	6,733
72	Wyeth	3,280
		70,513

Medical Equipment & Supplies (1.36%)
32	Baxter International, Inc.	832
65	Medtronic, Inc.	3,118
		3,950
Miscellaneouse Fabricated Products (0.40%)
45	Aluminum Company of America	1,148

Oil & Gas Equipment & Services (0.51%)
31	Schlumberger Ltd.	1,475

Paper & Paper Products (0.49%)
27	Kimberly Clark Corp.	1,408

Personal & Household Products (3.26%)
29	Colgate-Palmolive Company	1,681
50	Gillette Co.	1,593
69	Procter & Gamble, Co.	6,153
		9,427
Retail Stores (0.86%)
16	Kohl's Corporation *	822
44	Target Corp.	1,664
		2,486
Retail Drug Stores (0.57%)
55	Walgreen Company	1,656

Semiconductors (3.49%)
89	Applied Materials, Inc. *	1,410
343	Intel Corp.	7,138
89	Texas Instruments, Inc.	1,566
		10,114
Software & Programming (5.71%)
544	Microsoft Corporation	13,948
214	Oracle Corporation *	2,570
		16,518
Trucking (0.55%)
25	United Parcel Services	1,592

TOTAL COMMON STOCKS (Cost $231,336)		241,097

OTHER ASSETS LESS LIABILITIES - 16.70%		48,329

NET ASSETS - 100.00%		$ 289,426

* Non Income Producing Securities

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS & LIABILITIES
June 30, 2003

		Azzad Dow Jones
	Azzad Income	Ethical Market
	Fund	Fund

Assets:
Investment Securities at Market Value	$ 566,052	$ 241,097
(Cost $538,949 and $231,336, respectively)
Cash	38,343	57,712
Dividends and Interest Receivable	216	124
Receivable for Fund Shares Sold	1,130	1,130
Total Assets	605,741	300,063
Liabilities:
Due to Advisor	277	260
Accrued Expenses	4,410	10,377
Total Liabilities	4,687	10,637
Net Assets	$ 601,054	$ 289,426

Net Assets Consist of:
Paid-In Capital	$ 672,561	$ 301,461
Accumulated Undistributed Realized
Gain (Loss) on Investments - Net	(98,610)	(21,796)
Unrealized Appreciation/(Depreciation) in Value
of Investments Based on Identified Cost - Net	27,103	9,761
Net Assets	$ 601,054	$ 289,426

Shares of Benefical Interest, No Par Value	133,292	39,491
Per Share Net Asset Value and Offering Price	$ 4.51	$ 7.33

Per Share Redemption Price (Note 5)	$ 4.74	$ 7.70

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS
June 30, 2003

		Azzad Dow Jones
	Azzad Income	Ethical Market
	Fund	Fund

Investment Income:
Dividends	$ 3,534	$ 2,651
Total Investment Income	3,534	2,651
Expenses:
Investment Advisory	2,483	1,709
Registration Fees	5,852	7,051
Distribution Fees	776	427
Administration Fees	3,071	7,169
Transfer Agent	10,223	12,300
Custodian Fees	3,499	3,848
Accounting	4,096	7,169
Legal	5,801	6,853
Audit	9,501	10,441
Insurance	3,084	2,457
Miscellaneous	2,173	3,434
Total Expenses	50,559	62,858
Fees reimbursed (Note 6)	(41,094)	(57,304)
Fees waived	(2,483)	(1,709)
Net Expenses	6,982	3,845
	-
Net Investment Loss	(3,448)	(1,194)

Realized and Unrealized (Loss) on Investments:
Realized (Loss) on Investments	(83,925)	(21,796)
Unrealized Appreciation on Investments	109,538	30,606
Net Realized and Unrealized (Loss) on Investments	25,613	8,810

Net Increase (Decrease) in Net Assets from Operations	$ 22,165	$ 7,616

The accompanying notes are an integral part of the financial statements.

AZZAD INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
June 30, 2003

	Year ending	Year ending
	June. 30, 2003	June. 30, 2002
FROM OPERATIONS:
Net Investment Income	$ (3,448)	$ (1,891)
Net Realized Gain (Loss) on Investments	(83,925)	1,403
Net Unrealized Appreciation (Depreciation)	109,538	(27,738)
Increase (Decrease) in Net Assets from Operations	22,165	(28,226)
From Distributions to Shareholders:
Net Realized Gain from Security Transactions	0	0
Net (Decrease) in Net Assets from Distributions	0	0

From Net Capital Share Transactions:	396,005	(58,517)
Net Increase (Decrease) in Net Assets
from Shareholder Activity	396,005	(58,517)

NET ASSETS:
Net Increase (Decrease) in Net Assets	418,170	(86,743)
Net Assets at Beginning of Period	182,884	269,627
Net Assets at End of Period	$601,054	$182,884

The accompanying notes are an integral part of the financial statements.

AZZAD DOW JONES ETHICAL MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS
June 30, 2003

	Year ending	Year ending
	June 30, 2003	June 30, 2002
FROM OPERATIONS:
Net Investment Income	$ (1,194)	$ (702)
Net Realized Gain (Loss) on Investments	(21,796)	250
Net Unrealized Appreciation (Depreciation)	30,606	(14,493)
Increase (Decrease) in Net Assets from Operations	7,616	(14,945)
From Distributions to Shareholders:
Net Realized Gain from Security Transactions	0	(959)
Net Decrease in Net Assets from Distributions	0	(959)

From Net Capital Share Transactions:	182,645	41,580
Net Increase (Decrease) in Net Assets
from Shareholder Activity	182,645	41,580

NET ASSETS:
Net Increase in Net Assets	190,261	25,676
Net Assets at Beginning of Year	99,165	73,489
Net Assets at End of Year	$289,426	$ 99,165

The accompanying notes are an integral part of the financial statements.

AZZAD INCOME FUND
FINANCIAL HIGHLIGHTS
June 30, 2003
Selected data for a share outstanding throughout the period

	Year	Year	Period
	ending	ending	ending
	6/30/2003	6/30/2002	6/30/2001*

Net Asset Value at Beginning of Period	$ 4.53	$ 5.21	$ 10.00

Net Investment Income	(0.03)	(0.05)	(1.59)
Net Gains or Losses on Securities
(Realized and Unrealized)	0.01	(0.63)	(3.20)
Total from Investment Operations	(0.02)	(0.68)	(4.79)

Distributions from Net Investment Income	-	-	-
Distributions from Capital Gains	-	-	-
Total Distributions	-	-	-

Net Asset Value at End of Period	$ 4.51	$ 4.53	$ 5.21

Total Return	(0.44)%	(13.05)%	47.90%

Ratios/Supplemental Data:
Net Assets at End of Period (000's omitted)	$ 601	$ 183	$ 270
Ratio of Expenses to Average Net Assets (a)
After reimbursement/waiver of fees	2.25%	2.25%	27.82%
Before reimbursement/waiver of fees	16.29%	29.69%	33.39%
Expenses waived or Reimbursed (b)	(14.04)%	(27.44)%	(5.57)%
Ratio of Net Investment Income to
Average Net Assets	(1.11)%	(0.85)%	(26.76)%

Portfolio Turnover Rate	82.52%	8.81%	59.40%

* For the period July 11, 2000 (commencement of operations) to June 30, 2001.
(a) Ratios are annualized for periods of less than one year, except for the total return ratio.
(b) Expenses waived or reimbursed reflect reductions to total expenses and would, similarly, increase the net investment loss ratio for the period had such reductions not occurred.

The accompanying notes are an integral part of the financial statements.

AZZAD DOW JONES ETHICAL MARKET FUND
FINANCIAL HIGHLIGHTS
June 30, 2003
Selected data for a share outstanding throughout the period

	Year Ending	Period	Period
	ending	ending	ending
	6/30/2003	6/30/2002**	8/31/2001*

Net Asset Value at Beginning of Period	$ 7.51	$ 8.78	$ 10.00

Net Investment Income	(0.03)	(0.05)	(0.04)
Net Gains or Losses on Securities
(Realized and Unrealized)	(0.15)	(1.14)	(1.18)
Total from Investment Operations	(0.18)	(1.19)	(1.22)

Distributions from Net Investment Income	-	-	-
Distributions from Capital Gains	-	(0.08)	-
Total Distributions	-	(0.08)	-

Net Asset Value at End of Period	$ 7.33	$ 7.51	$ 8.78

Total Return	(2.40)%	(13.64)%	(12.20)%

Ratios/Supplemental Data:
Net Assets at End of Period (000's omitted)	$ 289	$ 99	$ 73
Ratio of Expenses to Average Net Assets (a)
After reimbursement/waiver of fees	2.25%	2.25%	2.25%
Before reimbursement/waiver of fees	36.78%	104.00%	158.05%
Expenses waived or Reimbursed (b)	(1.71)%	(101.75)%	(155.80)%
Ratio of Net Investment Income to
Average Net Assets	(0.70)%	(0.88)%	(0.70)%

Portfolio Turnover Rate	33.94%	6.93%	27.54%

* For the period December 22, 2000 (commencement of operations) to August 31, 2001
** For the period September 01, 2001 to June 30, 2002.
(a) Ratios are annualized for periods of less than one year, except for the total return ratio.
(b) Expenses waived or reimbursed reflect reductions to total expenses and would, similarly, increase the net investment loss ratio for the period had such reductions not occurred.

The accompanying notes are an integral part of the financial statements.

AZZAD FUNDS

June 30, 2003

NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

The Azzad Funds, (the "Trust") is an open-end management investment company under the Investment Company Act of 1940 (the "Act"), as amended. The Trust was organized as a Massachusetts business trust on December 23, 1996. There are two series within the Trust that are presently operating. The Azzad Income Fund (the "Income Fund"), formerly the Islamia Income Fund, commenced operations on July 11, 2000 and is registered as a diversified fund. The Azzad/Dow Jones Ethical Market Fund (the "Dow Jones Ethical Market Fund"), commenced operations on December 22, 2000 and is registered as a non-diversified fund. The two series included in these financial statements are collectively referred to as the "Funds" and individually as a "Fund".

The Income Fund's primary investment objective is to seek to provide current income and as a secondary objective, appreciation of capital consistent with Shari'ah based principles as determined by the Fund's Shari'ah Supervisory Board.

The Dow Jones Ethical Market Fund's primary investment objective is to provide investors with annual returns which, after expenses, match or exceed the annualized performance of the U.S. component stocks of the Dow Jones Islamic Market Extra Liquid Index (the "IMXL"), a sub-index of the Dow Jones Islamic Market Index ("DJIM"). The DJIM is a globally diversified compilation of common stocks considered by the Dow Jones Shari'ah Supervisory Board to be compliant with Shari'ah law.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION: Securities are valued at the close of each business day at the last sales price on the exchange or the over-the-counter market in which such securities are primarily traded, or in the absence of recorded sales, the mean between the closing bid and asked prices. Securities for which market quotations are not readily available are valued at their fair value following procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Under Shari'ah principles, interest income, if any, must be segregated and donated to qualified charities.

FEDERAL INCOME TAXES: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

DIVIDEND AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends and distributions to shareholders are recorded on ex-dividend date. The Fund will distribute its net investment income, if any, semi-annually, and net realized capital gains, if any, annually. The Fund distributes tax basis earnings in accordance with the distribution requirements of the Internal Revenue Code, which may result in dividends or distributions in excess of financial statement (book) earnings. Income dividends and capital gain distributions are determined in accordance with tax regulations, which may differ from accounting principles generally accepted in the United States of America. Capital loss carry forwards may be utilized to offset current or future capital gains, if any.

RECLASSIFICATION OF CAPITAL ACCOUNTS: The Funds account and report for distribution to shareholders in accordance with the American Institute of Certified Public Accountants statement of position 93-2: determination, disclosure and financial statement presentation of income capital and return of capital distributions by investment companies.  For the year ended June, 30 2003 each Fund recorded the following reclassifications to the accounts listed below:

	Paid-In-Capital	Accumulated Net Investment Loss

Azzad Income Fund	3,448	(3,448)

Azzad Dow Jones Ethical Income Fund	1,194	(1,194)

3.  INVESTMENT TRANSACTIONS

The following table presents the cost of purchases and proceeds from sales of investments, excluding short-term investments, for the year ended June 30, 2003. All purchases and sales were common stock,

	INCOME FUND	DOW JONES ETHICAL MARKET FUND
Purchases	$694,247	$223,532
Sales	$281,173	$54,177

4.  CAPITAL SHARE TRANSACTION

The Board of Trustees of the Trust is authorized to issue an unlimited number of shares.

The following is a summary of capital share activity for the period indicated:

	YEAR ENDED JUNE 30, 2003		YEAR ENDED JUNE 30, 2002
	SHARES	AMOUNT	SHARES	AMOUNT
INCOME FUND CLASS A
Shares sold	131,146	$ 537,183	1,562	$ 7,504
Shares reinvested	0	0	0	0
Shares redeemed	(38,250)	(141,178)	(12,932)	(66,021)
Net Increase (Decrease)	92,896	$ 396,005	(11,370)	$(58,517)

	YEAR ENDED JUNE 30, 2003		PERIOD ENDED JUNE 30, 2002
	SHARES	AMOUNT	SHARES	AMOUNT
DOW JONES ETHICAL MARKET FUND
Shares sold	28,573	$ 196,341	5,201	$ 44,664
Shares reinvested	0	0	109	959
Shares redeemed	(2.280)	(13,696)	(480)	(4,043)
Net Increase (Decrease)	26,293	$ 182,645	4,830	$ 41,580

5.  TAX BASIS INFORMATION

The Funds account for investments and distributions to shareholders in accordance with both book basis, accounting principles generally accepted in the United States of America, and tax basis, rules of the Internal Revenue Code. Differences between these two methods principally affect the character and timing of capital gains realization.

TAX BASIS	INCOME FUND	DOW JONES ETHICAL MARKET FUND

Cost of Investments	$ 538,949	$ 231,336

Gross Unrealized Appreciation	$ 42,540	$ 17,401
Gross Unrealized Depreciation	(15,437)	(7,640)
Net Unrealized Appreciation
(Depreciation)	$ (27,103)	$ (9,761)

Capital Loss Carryforwards	$ 14,684	$ 304
Expiration Periods	2010	2011

Post October Losses	$ 83,926	$ 21,252
Undistributed Ordinary Income	$ --	$ --
Ordinary Income Distributions
June 30, 2003	$ --	$ --
Ordinary Income Distributions
August 31, 2002	$ --	$ --

The primary book to tax  differences  for the Funds reflect the tax treatment of short-term capital gains as ordinary income.

6.  TRANSACTIONS WITH THE ADVISOR AND AFFILIATES

Azzad Asset Management, Inc. (the "Advisor") under an advisory agreement with the Trust, dated April 08, 2002, furnishes management and investment advisory services and, subject to the supervision of the Trust's Board of Trustees, directs the investments of the Trust in accordance with the individual Fund's investment objectives, policies and limitations. For this service the Advisor receives a monthly management fee at the annual rate of 1.00% and .80% for the Dow Jones Ethical Market Fund and the Income Fund, respectively, of the average daily net assets, respectively.

The Advisor has agreed to waive all or a portion of it's management fees and/or reimburse the Funds for operating expenses to the extent necessary to limit the Funds operating expenses to 2.25% of the average daily net assets. For the year ended June 30, 2003, the Advisor reimbursed the Income Fund and the Dow Jones Ethical Market Fund, $41,094 and $57,304, respectively, for operating expenses.   The advisor waived fees of $2,483 for the Income Fund was $1,709 for the Dow Jones Ethical Market Fund.

7.  Rule 12b-1 Plan

The Funds have a plan of Distribution Pursuant to Rule 12b-1 under the 1940 Act.  Under the plan in consideration of the services to be provided and the expenses to be incurred by the Funds distributor for any activities or expenses primarily intended to result in the sale of shares of the Funds, the Fund shall pay to the distributor a fee at the aggregate rate of 0.25% per year of the average daily net assets of the Funds.

AZZAD FUNDS

8869 Brecksville RD •  Suite C  •  Cleveland, Ohio 44141 • USA

888-350-3369 or 440-922-0066  •  Fax: 440-922-0110  •  www.azzadfund.com

Azzad Asset Management, Inc. • Advisor to the Azzad Funds • Distributed by Lloyd, Scott & Valenti, Ltd.

Additional Information

Board of Trustees

Name, Address and Age	Position held with the Company	Term of Office and Length of Time Served.	Principal Occupation(s) During last five years	Number of Portfolio’s overseen by Director.	Other Directorships held by Director or Officer
Syed Shamshad Husain 1046 Longford Road Bartlett, IL 60103 Year of Birth: 1936	Trustee	Since 2000	Managing Director of IQRA International Education Foundation (publisher of Islamic religious books) (1995 to present)	2	Iqra’ International Educational Foundation; Muslim Society, Inc.; Council of Islamic Organizations of Greater Chicago
Syed K. Raheemullah 25 W. 181 Salem Naperville, IL 60540 Year of Birth: 1948	Trustee	Since 2000	Member of the technical staff of Lucent Technologies (manufacturer of telephone equipment) (1986 to present)	2	Muslim Society, Inc.
Mohammad Abdul-Aleem 5845 Doverwood Drive #107 Culver City, CA 90230 Year of Birth: 1958	Trustee	Since 2001	CEO of Tjara Networks, Inc. (Architects of IslamiaCity.com) (2000 to present); President, Human Assistance and Development International (a non-profit organization working in the field of long-term development for the disadvantaged) (1990 to present); Project Management Systems Analyst, TRW Space and Defense (1987 to present)	2	Human Assistance & Development International; Tjara Networks, Inc.; New Horizon School Los Angeles
Qamaruddin Ali Yar Khan 19 West Fullerton Ave. Glendale Heights, IL 60139 Year of Birth: 1943	Trustee	Since 1996	Vice-President of Finance, Sonoscan, Inc. (manufacturer of ultrasonic testing equipment)(February 2001 to present); Controller, Sonoscan, Inc., (1991 to February 2001); President and Director of Income Achievers, Inc. (January 1995 to April 2002)	2	None
Bashar Qasem 3130 Fairview Park Drive Suite 130 Falls Church, VA 22402 Year of Birth: 1964	Chairman, President, Treasurer and Trustee	Since 2001	President of Azzad Asset Management, Inc. (since its inception in 2000); Operating Manager of Azzad Asset Management LLC (investment adviser) (1997 to 1999); Chief Executive Officer of Ideal Network Systems (computers)(1992 to 1997)	2	None

*Directors who are or may be deemed to be "interested persons", as defined by the Investment Company Act of 1940.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees

The Azzad Funds

We have audited the accompanying statement of assets and liabilities of The Azzad Income Fund and the Azzad/Dow Jones Ethical Market Fund (each a series of The Azzad Funds), including the schedules of investments, as of June 30, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the year or period ended June 30, 2002.   These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.   The financial highlights for each Fund’s initial period of operations have been audited by other auditors, whose reports dated July 30, 2001 and September 18, 2001 on the Azzad Income Fund (formerly, Islamia Income Fund) and Azzad/Dow Jones Ethical Market Fund, respectively expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of June 30, 2003 by correspondence with the custodian.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Azzad Income Fund and Azzad/Dow Jones Ethical Market Fund as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and the year or period ended June 30, 2002, in conformity with accounting principles generally accepted in the United States of America.

/s/TAIT, WELLER & BAKER

Philadelphia, Pennsylvania

August 25, 2003

Item 2.  Code of Ethics.  Not applicable.

Item 3.  Audit Committee Financial Expert. Not applicable.

Item 4.  Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Reserved.

Item 9.  Controls and Procedures.

(a)

Based  on  the  evaluation of the Registrant's Disclosure Controls and Procedures  as  of  a  date  within  90  days  of the Filing Date, the Registrant's  President  and  Treasurer/CFO  has  determined  that the Disclosure  Controls and Procedures (as defined in Rule 30a-2(c) under the  Act)  are  designed  to  ensure  that  information required to be disclosed  by  the  Registrant  is recorded, processed, summarized and reported  by  the  Filing  Date,  and  that information required to be disclosed   in   the   report  is  communicated  to  the  Registrant's management,  as  appropriate,  to  allow  timely  decisions  regarding required disclosure.

(b)

There were no significant changes in the registrant’s internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.Exhibits.

(a)

 ANY CODE OF ETHICS OR AMENDMENT THERETO.

Not applicable until annual filing.

(b)

CERTIFICATION PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002.

Filed herewith.

(c)

CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002.

Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date September 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date September 18, 2003